Business segments - Revenues by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Entity Wide Disclosure On Geographic Areas Revenue From External Customers Attributed To Entitys Country Of Domicile And Foreign Countries [Line Items]
U.S.	$ 529,143	$ 1,165,867	$ 896,051
INTERNATIONAL	61,108	82,300	69,330
Total revenues	$ 590,251	$ 1,248,167	$ 965,381